Income Taxes - Schedule of Components of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Components of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ (40,033)	$ (5,725)	¥ (13,851)	¥ (11,489)
PRC [Member]
Schedule of Components of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(6)
USA [Member]
Schedule of Components of Loss Before Income Taxes [Line Items]
Total loss before income taxes	(12,544)
Cayman Islands [Member]
Schedule of Components of Loss Before Income Taxes [Line Items]
Total loss before income taxes	¥ (27,483)		¥ (13,851)	¥ (11,489)